Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	CAD (84)	CAD (696)
Depletion, depreciation, impairment and accretion	323	680
Gain on dispositions	(74)	(42)
Provisions	(8)	3
Deferred tax recovery	(13)	(252)
Share-based compensation	8	7
Restructuring		116
Other	4
Unrealized risk management loss	7	147
Unrealized foreign exchange gain	(11)	(312)
Exploration and evaluation		242
Deferred funding asset		82
Decommissioning expenditures	(16)	(11)
Office lease settlements	(16)	(4)
Change in non-cash working capital	5	(97)
Cash flows from (used in) operating activities	125	(137)
Investing activities
Capital expenditures	(141)	(82)
Property dispositions (acquisitions), net	110	1,415
Change in non-cash working capital	(3)	(23)
Cash flows from (used in) investing activities	(34)	1,310
Financing activities
Decrease in long-term debt	(76)	(133)
Repayments of senior notes	(26)	(1,260)
Issue of equity compensation plans	(4)	1
Realized foreign exchange loss on repayments	6	228
Cash flows from (used in) financing activities	(100)	(1,164)
Change in cash	(9)	9
Cash, beginning of year	11	2
Cash, end of year	CAD 2	CAD 11